Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 16 — SUBSEQUENT EVENTS

For its condensed consolidated financial statements as of September 30, 2025 and for the period then ended, the Company evaluated subsequent events through the date on which those condensed consolidated financial statements were issued. Other than the items noted below and in the Notes above, there were no subsequent events identified for disclosure as of the date the condensed consolidated financial statements were available to be issued.

Exercise of Common Warrants and Prepaid Warrants — Subsequent to September 30, 2025, 5,000 prepaid warrants and 939 common warrants were exercised for $1,188, leaving 0 prepaid warrants outstanding and 0 common warrants outstanding (including 0 common warrants outstanding of the related party).

2024 Plan Equity Grants — Subsequent to September 30, 2025, the Company made grants of 295,093 shares of RSUs under the 2024 Plan.

Conversion of Series B Preferred Stock into Common Stock — Subsequent to September 30, 2025, in October 2025, the 15,000 shares of Series B Preferred Stock that remained outstanding as of September 30, 2025 were converted into 449,430 shares of common stock.

Deferred Compensation — Beginning in May 2023, certain senior level employees elected to defer a portion of their salary until such time as the Company completed a successful public registration of its stock (which occurred on November 25, 2024). (See Note 8.) As of September 30, 2025, the Company had a balance of $233,547 of the deferred compensation remaining to be paid. Subsequent to September 30, 2025, the Company paid $98,000 of the deferred compensation, leaving a balance of $135,547 remaining to be paid.

Restructuring and Closure of Tasting Rooms; Production Transition — On October 23, 2025, the Company announced it would close its five owned and operated tasting rooms in Washington and Oregon effective December 31, 2025, along with the transition of production to third parties contract producers beginning in the first quarter of 2026. These actions are expected to result in significant reductions in net expenses with a resulting positive impact to net income, along with significant reduction headcount and overhead. The elimination of in-house production and the eventual termination of leases associated with operations is also expected to greatly reduced the Company’s unabsorbed overhead expense for every case for product it sells, thereby greatly improving margins. The Company will continue to sell spirits through distributors and direct to consumers online, and will continue to work with Tribes to license the Heritage Distilling Company brand and its products for production and sale by Tribes in HDC-branded tasting rooms in or near their casino properties.

Stock Split — On September 18, 2025, the Company’s stockholders approved an amendment to the Certificate of Incorporation to effect a reverse stock split of the Company’s common stock at a reverse stock split ratio ranging from 1:5 to 1:20, without reducing the authorized number of shares of common or preferred stock or changing the par value per share of the common stock, and to authorize the Board to determine, at its discretion, the timing of the amendment and the specific ratio of the reverse stock split, without further approval or authorization of the Company’s stockholders. On October 16, 2025, the Board approved, and on November 5, 2025 the Company effected, a 1-for-20 reverse stock split. All share and per share numbers included in these financial statements as of and for all periods presented also reflect the effect of that stock split unless otherwise noted. Subsequent to September 30, 2025, in November 2025, the Company purchased two additional intangible digital assets: 125,000 ARIAIP Tokens at $0.08 per token for a total of $10,000 of USDC; and 13,889 APLTokens at $0.72 per token for a total of $10,000 USDC.

Consolidated Statements of Stockholders’ Equity/(Deficit)

NOTE 17 — SUBSEQUENT EVENTS

For its consolidated financial statements as of December 31, 2024 and for the period then ended, the Company evaluated subsequent events through the date on which those financial statements were issued. Other than the items noted below, there were no subsequent events identified for disclosure as of the date the financial statements were available to be issued.

The Underwriting Agreement and the related warrants granted to the Underwriter equal 5% of the total proceeds raised in the Company’s November 25, 2024 $6,875,000 initial public offering, at an exercise price equal to the offering price, or warrants for 4,218 shares at $80.00 per share (the “Underwriter Warrants”). The number of Underwriter Warrants may increase by up to 15% (to warrants for 4,851 shares at $80.00 per share) if the Underwriter elects to utilize the overallotment rights of the Offering. As of April 28, 2025, the underwriter had not elected to utilize the overallotment rights or exercise any Underwriter Warrants.

Litigation — CFGI — On January 31, 2025, CFGI, LLC (“CFGI”) commenced a litigation against the Company in the Superior Court, Suffolk County, Massachusetts asserting claims arising under a November 1, 2022 written engagement letter agreement whereby CFGI agreed to provide financial, accounting and tax consulting services to the Company. CFGI contends that it fully performed its obligations under such agreement, but that the parties amended the agreement on or about May 22, 2023 when the Company fell behind in its payments. CFGI alleges further that, while the Company made some payments under the amended agreement, CFGI is currently owed approximately $730,000, plus interest.

The Company’s response to the complaint was due on or before April 21, 2025 but has been extended by two weeks as the Company is in active negotiations with CFGI over a payment plan. As of December 31, 2024 the Company had accrued the entire amount payable to CFGI and the Company is in negotiations with CFGI on payment terms that will allow the Company to pay the amounts due to CFGI over time. (See also Note 13.)

Litigation — Thinking Tree Dissenter — On April 16, 2025, Kaylon McAlister, a former co-founder of Thinking Tree Spirits, filed suit in the Circuit Court of Oregon against Thinking Tree Spirits and the Company seeking $470,000 under the Oregon dissenter rights statute, plus interest. While we are reviewing the matter, we believe the amount being sought is solely without merit and grossly overinflates the value of the enterprise, and we intend to vigorously defend this matter. Further, we believe we have counterclaims against the plaintiff for actions taken by him before, during and after the closing of the acquisition transaction that further effected the valuation of the acquisition and adversely affected the Company’s investment in Thinking Tree Spirits. (See also Note 13).

ELOC Agreement — On January 23, 2025, the Company entered into an agreement for an equity line of credit purchase agreement (the “ELOC Purchase Agreement”) with an investor (the “Investor”). Pursuant to the ELOC Purchase Agreement, upon the effectiveness of a related Registration Statement (the “ELOC Registration Statement”) (which was subsequently filed on January 24, 2025) the Company and the Investor entered into an equity line of credit purchase agreement whereby the Company will have the right from time to time (at the Company’s option) to direct the Investor to purchase up to $15,000,000 of the Company’s common stock (subject to certain limitations and conditions. (the “ELOC Purchase Agreement”, or the “Facility”). The amount of sales of common stock to the Investor under the ELOC Purchase Agreement (the “ELOC Shares”), and the timing of any sales, will be determined by the Company from time to time in its sole discretion and will depend on a variety of factors, including, among others, market conditions, the trading price of the Company’s shares and determinations by the Company regarding the use of proceeds from any sale of such ELOC Shares. The net proceeds from any sales under the Facility will depend on the frequency with, and prices at, which the ELOC Shares are sold to the Investor.

Under the terms of the ELOC Purchase Agreement, within five (5) business days of the close of execution of the documents for this offering the Company will issue prepaid warrants exercisable into $75,000 worth of common stock priced at the VWAP per share for the trading day preceding the date such documents are executed (the “Commitment Warrants”). The Commitment Warrants shall have an exercise price of $0.02 per share and shall not be exercisable if such exercise into common stock, when combined with other common stock owned by Investor, would cause its ownership to exceed 4.99% of the Company’s overall outstanding common stock. Upon exercise of the Commitment Warrants the resulting shares shall be called “Commitment Shares”. The Investor agreed not to sell more of such

Commitment Shares in any one trading day than is equal to seven percent (7%) of the total trading volume on the day such Commitment Shares are sold. Such warrants were issued to the Investor as consideration for its entry into the ELOC Purchase Agreement (the “Commitment Warrants”). In February 2025, the Company issued 3,358 Commitment Warrants to the Investor. In February 2025, the Investor exercised the Commitment Warrants for $67.

Pursuant to the ELOC Purchase Agreement, the Investor also agreed to purchase $1,000,000 of the Company’s Series B Preferred Stock, of which $500,000 will be purchased, and the Company will deliver such Series B Preferred Shares, within twenty four (24) hours after the ELOC Registration Statement is filed with the SEC. The second tranche of $500,000 will be purchased, and the Company will deliver such Series B Preferred shares, within three trading days following the date the ELOC Registration Statement is declared effective by the SEC. Each share of Series B Preferred Stock will have a purchase price of $10.00 per share and a stated value of $12.00 per share, will pay dividends at the rate of 15% per annum of the stated value (or $1.80 per share), and will be convertible by the holder at any time following the 90th day following the date of effectiveness of the ELOC Registration Statement. The conversion of Series B Preferred Stock into common stock shall be determined by dividing (a) an amount equal to 110% of the sum of (i) the stated value plus (ii) the amount of all accrued and unpaid dividends, by (b) the Conversion Price. The Conversion Price shall be the fixed price equaling the Volume Weighted Average Price on the trading day preceding the date the documents required for the offering are executed. The Series B Preferred Stock will be subject to redemption by the Company at the Company’s option at any time following the ninety (90) day anniversary such Series B Preferred Stock is acquired, but subject to any restrictions on such redemption in the Company’s credit facilities, at a redemption price equal to the stated value of the Series B Preferred Stock to be redeemed plus any accrued but unpaid dividends thereon. The shares of common stock that could result from any conversion of Series B Preferred Stock are not being registered in the ELOC Registration Statement. Additional shares of the Company’s Series B Preferred Stock may be sold after the date the ELOC Registration Statement becomes effective. As of January 24, 2025, the Conversion Price was fixed at $22 per share.

In accordance with the Company’s obligations under the ELOC Purchase Agreement and the Registration Rights Agreement, dated as of January 23, 2025, between the Company and the Investor (the “ELOC Registration Rights Agreement”), the Company is filing the ELOC Registration Statement to register the resale by the Investor of (i) up to $15,000,000 of ELOC Shares (up to 250,000 shares of common stock) that the Company may elect, in the Company’s sole discretion, to issue and sell to the Investor, from time to time from and after the Commencement Date under the ELOC Purchase Agreement, and (ii) 3,358 Commitment Shares that would result from the exercise of the Commitment Warrants. Unless earlier terminated, the ELOC Purchase Agreement will remain in effect until the earlier of: (i) January 23, 2028, i.e., the expiry of the 36-month period commencing on the date of the ELOC Purchase Agreement, (ii) the date on which the Investor has purchased the Maximum Commitment Amount (the “Commitment Period”), or (iii) an earlier date mutually agreed upon by both the Company and the Investor in the future.

Under the terms of the ELOC Purchase Agreement, the Investor may not purchase any ELOC Shares under the ELOC Purchase Agreement if such shares, when aggregated with all other shares then beneficially owned by the Investor and its affiliates would result in the Investor beneficially owning shares in excess of 4.99% of the number of the Company’s shares outstanding.

In conjunction with the ELOC Purchase Agreement, on January 23, 2025, the Company’s Board of Directors approved the terms of the ELOC Purchase Agreement and Registration Rights Agreement, the offering of up to 100,000 shares of Series B Preferred Stock, and the filing of the related ELOC Registration Statement for up to 250,000 shares of common stock and 3,358 shares of common stock issuable upon the exercise of the related Commitment Warrants. In February 2025, the Investor exercised the Commitment Warrants for $67.

Subsequent to December 31, 2024, through April 28, 2025 an aggregate of 16,500 shares of common stock had been sold to the investor under the ELOC Purchase Agreement for aggregate gross proceeds to the Company of $232,427.

Preferred stock — Series B — Subsequent to December 31, 2024, by written consent dated January 23, 2025 (pursuant to authority conferred upon the Board of Directors by the Company’s second amended and restated certificate of incorporation), the Board of Directors designated 750,000 shares of authorized but unissued Preferred

Stock as Series B Convertible Preferred Stock (the “Series B Preferred Stock”). The shares of Series B Preferred Stock, par value $0.0001 per share have a Subscription Price of $10 per share and a stated value of $12 per share (the “Series B Stated Value”). The Series B Preferred Stock is entitled to receive, out of funds legally available therefor, cumulative dividends at the rate of 15% per annum of the Series B Stated Value (or $1.80 per share) payable if and when declared by the Board of Directors of the Company or upon conversion or redemption of the Series B Preferred Stock.

Dividends on the Series B Preferred Stock may be paid by the Company in cash, by delivery of shares of common stock or through a combination of cash and shares of common stock. If paid in common stock, the holder shall receive a number of shares of common stock equal to the quotient of 110% of the accrued dividends to be paid in common stock divided by the Conversion Price (as defined below). The Company may make payments of dividends in common stock only if the average closing price of the common stock over the five trading days preceding the dividend payment date is at or above the Conversion Price. Holders of the Series B Preferred Stock have no voting rights except as required by law.

Each share of Series B Preferred Stock may be converted at any time at the election of the holder into a number of shares of common stock determined by dividing (a) an amount equal to 110% of the sum of (i) the Series B Stated Value plus (ii) the amount of all accrued dividends, by (b) the then applicable Conversion Price (equal to the VWAP of the common stock on the trading day immediately preceding the original issuance date or such shares of Series B Preferred Stock). Each share of Series B Preferred Stock will automatically be converted on the 36 month anniversary of the original issuance date into a number of shares of common stock determined by dividing (a) an amount equal to 110% of the sum of (i) the Series B Stated Value plus (ii) the amount of all accrued dividends, by (b) the then-applicable Conversion Price.

Any time on or after the 90 day anniversary or the original issue date of such shares of Series B Preferred Stock, the Company shall have the right to redeem some or all of the outstanding shares of Series B Preferred Stock from funds legally available therefor, upon at least 30 days prior written notice to the holders of the Series B Preferred Stock, at a redemption price per share equal to 110% of the sum of the Stated Amount plus all accrued and unpaid dividends on such shares of Series B Preferred Stock.

Subsequent to December 31, 2024, as of April 28, 2025, the Company had received subscriptions for $2,551,810 (255,181 shares) of Series B Preferred Stock (of which $250,000 was from a related party), including: $392,000 (39,200 shares at a Conversion Price of $11.20 per share of common stock) from the exchange of 35,000 prepaid warrants at a VWAP of $11.20 per prepaid warrant; and $1,150,000 (115,000 shares) from the Investor, of which $1,000,000 (100,000 shares at a Conversion Price of $22.20 per share of common stock) was purchased in January 2025 in conjunction with the execution and registration of the ELOC Purchase Agreement. The Series B Preferred Stock has Conversion Prices ranging from $9.472 to $23.40 per share of common stock, and a weighted average Conversion Price of $14.82 per share of common stock. An additional 5,960 warrants were issued with the Series B Preferred Stock with a weighted average exercise price of $21 per warrant and an additional 16,393 warrants were issued with an exercise price of $0.02 per share. (See Note 9.)

The Series B Preferred Stock has a liquidation preference equal to the greater of (i) 110% of the sum of (a) the Series B Stated Value, plus (b) the amount of the aggregate dividends then accrued on such share of Series B Preferred Stock and not previously paid, or (ii) such amount per share as would have been payable had all shares of Series B Preferred Stock been converted into common stock immediately prior to such liquidation, dissolution or winding up. Accordingly, the Series B Preferred Stock liquidation preference as of April 28, 2025 (with 255,181 shares outstanding and a stated value of $3,062,172, and with accrued dividends of $59,189) was $3,433,497.

Prepaid Warrants — Subsequent to December 31, 2024, through April 28, 2025: 62,627 Prepaid Warrants (with an exercise price of $0.02 each) were exercised cashlessly for 62,538 shares of common stock; and 35,000 prepaid warrants were exchanged for 39,200 shares of Series B Preferred Stock, leaving 95,971 prepaid warrants remaining outstanding. (Subsequent to December 31, 2024, through April 28, 2025, the related party exercised 55,878 prepaid warrants (with an exercise price of $0.02 each) cashlessly for 55,795 shares of common stock, leaving 60,189 prepaid warrants outstanding.)

Whiskey Note Shareholder Warrants — On April 1, 2025, the Company issued warrants with an expiration date of April 1, 2028 to purchase 44,207 shares of common stock with an exercise price of $80.00 per share to common shareholders of record who acquired their common stock through the exchange of Whiskey Notes and whose shares were subject to 100% lockup for 6 months post-IPO, as was disclosed as a pending item in the Company’s February 4, 2025 prospectus filed with the commission (the “Whiskey Note Shareholder Warrants”). The Whiskey Note Shareholder Warrants will be exercisable if the warrant holder continuously holds all shares of common stock such holder owned on the date of the Company’s IPO through the date the warrant is exercised, and then only if the common stock attains a specified volume weighted average price of $160 per share (“VWAP”) over a 10-trading-day period (the “10-Trading-Day VWAP”) before expiring. The Company will record the fair value of the Whiskey Note Shareholder Warrants as of the April 1, 2025 grant date based on a Black Scholes option pricing model and Monte Carlo simulation analysis.

Notice from Nasdaq — On April 14, 2025, the Company received a notice (the “Notice”) from the Nasdaq Stock Market LLC (“Nasdaq”), which indicated that the Company was not in compliance with Nasdaq Listing Rule 5550(a)(2) (the “Minimum Bid Price Requirement”), as the Company’s closing bid price for its common stock was below $1.00 per share for the prior thirty (30) consecutive business days.

Pursuant to Nasdaq Listing Rule 5810(c)(3)(A), the Company has been granted a 180-calendar day compliance period, or until October 13, 2025 (the “Compliance Period”), to regain compliance with the Minimum Bid Price Requirement. During the compliance period, the Company’s shares of Common Stock will continue to be listed and traded on the Nasdaq Capital Market. If at any time during the Compliance Period, the bid price of the Common Stock closes at or above $1.00 per share for a minimum of ten (10) consecutive business days, Nasdaq will provide the Company with written confirmation of compliance with the Minimum Bid Price Requirement and the matter will be closed.

If the Company is not in compliance by October 13, 2025, the Company may be afforded a second 180-calendar day compliance period. To qualify for this additional time, the Company will be required to meet the continued listing requirement for market value of publicly-held shares and all other initial listing standards for the Nasdaq Capital Market with the exception of the Minimum Bid Price Requirement, and will need to provide written notice to Nasdaq of its intent to regain compliance with such requirement during such second compliance period.

If the Company does not regain compliance within the allotted compliance period(s), including any extensions that may be granted by Nasdaq, or if it appears to Nasdaq’s staff that the Company will not be able to cure the deficiency, or if the Company is otherwise not eligible, Nasdaq will provide notice that the Common Stock will be subject to delisting from the Nasdaq Capital Market. At that time, the Company may appeal any such delisting determination to a Nasdaq hearings panel.

The Company intends to continuously monitor the closing bid price for its Common Stock and is in the process of considering various measures to resolve the deficiency and regain compliance with the Minimum Bid Price Requirement. However, there can be no assurance that the Company will be able to regain or maintain compliance with the Minimum Bid Price Requirement or any other Nasdaq listing standards, that Nasdaq will grant the Company any extension of time to regain compliance with the Minimum Bid Price Requirement or any other Nasdaq listing requirements, or that any such appeal to the Nasdaq hearings panel will be successful, as applicable. (See also Note 13.)

Stock Split — On September 18, 2025, the Company’s stockholders approved an amendment to the Certificate of Incorporation to effect a reverse stock split of the Company’s common stock at a reverse stock split ratio ranging from 1:5 to 1:20, without reducing the authorized number of shares of common or preferred stock or changing the par value per share of the common stock, and to authorize the Board to determine, at its discretion, the timing of the amendment and the specific ratio of the reverse stock split, without further approval or authorization of the Company’s stockholders. On October 16, 2025, the Board approved, and on November 5, 2025 the Company effected, a 1-for-20 reverse stock split. All share and per share numbers included in these financial statements as of and for all periods presented also reflect the effect of that stock split unless otherwise noted.